Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Acquisition.
Amortization expense	$ 500	$ 500		$ 1,367	$ 1,284	$ 1,739	$ 1,652
Impairment of intangible assets	6,947		$ 0	6,947			0
Gross Carrying Amount	19,213			19,213		19,213	16,483
Accumulated amortization	(6,700)			(6,700)		(5,333)	(3,594)
Total finite-lived intangible assets	12,513			12,513		13,880	12,889
Indefinite-lived intangible assets						6,947	14,133
Gross carrying amount	19,213			19,213		26,160	30,616
Net book value	12,513			$ 12,513		$ 20,827	$ 27,022
Developed technology
Acquisition.
Useful Life (years)				10 years 9 months 18 days		10 years 9 months 18 days	10 years
Gross Carrying Amount	17,092			$ 17,092		$ 17,092	$ 14,362
Accumulated amortization	(5,681)			(5,681)		(4,467)	(2,933)
Total finite-lived intangible assets	11,411			$ 11,411		$ 12,625	$ 11,429
Trademarks/Tradenames
Acquisition.
Useful Life (years)				10 years		10 years	10 years
Gross Carrying Amount	2,045			$ 2,045		$ 2,045	$ 2,045
Accumulated amortization	(943)			(943)		(790)	(585)
Total finite-lived intangible assets	1,102			$ 1,102		$ 1,255	$ 1,460
Covenant not to compete
Acquisition.
Useful Life (years)				3 years		3 years	3 years
Gross Carrying Amount	76			$ 76		$ 76	$ 76
Accumulated amortization	(76)			(76)		(76)	(76)
Total finite-lived intangible assets						0	0
In-process research and development
Acquisition.
Impairment of intangible assets				6,900
Indefinite-lived intangible assets	$ 0			$ 0		$ 6,947	$ 14,133
Minimum
Acquisition.
Useful Life (years)				3 years
Maximum
Acquisition.
Useful Life (years)				10 years